Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement in the financial statements - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	$ 1,702,117	$ 1,437,202
General and administrative expenses	2,494,922	2,011,659
Total operating expenses	4,197,039	3,448,861
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	804,329	728,747
General and administrative expenses	804,329	728,747
Total operating expenses
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	897,788	708,455
General and administrative expenses	3,299,251	2,740,406
Total operating expenses	$ 4,197,039	$ 3,448,861